Net Income Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Employee stock option and nonvested shares granted that have been excluded from the dilutive share calculation	1,321,785	2,350,418